Other Payables and Accruals (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Other Payables And Accruals [Line Items]
Accrued salaries, wages and bonus	28,561	33,303	37,353
Accrued electricity and water	4,759	5,933	5,868
Deposit received	23,375	23,664	21,446
Provision for employees' retirement benefit	20,416	15,835	12,175
Accrued commission and bonus	8,640	7,412	7,354
Accrued transportation expense	1,224	1,673	2,204
Accrued audit and professional fees	2,568	3,068	3,395
Accrued sundries expenses	11,341	14,118	16,201
Other payables	12,446	3,162	4,010
Derivative liabilities	54	418	811
Others	3,224	7,129	4,292
Other Accrued Liabilities, Current	116,608	115,715	115,109